STOCKHOLDERS' DEFICIT (Fair Value Assumptions)(Details) (USD $)	6 Months Ended
	Jun. 30, 2012
Series C Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	4,582,500
Exercise price	0.16
Risk-free interest rate	0.60%
Expected term (in years)	1.8
Expected volatility	152.86%	[1]
Dividend per share	$ 0
Expiration date	Dec. 31, 2012
Series D Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	167,500
Exercise price	0.30
Risk-free interest rate	0.23%
Expected term (in years)	1.6
Expected volatility	267.38%	[1]
Dividend per share	$ 0
Expiration date	Dec. 31, 2013
Series E Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	2,000,000
Exercise price	0.10
Risk-free interest rate	0.72%
Expected term (in years)	4.5
Expected volatility	216.50%	[1]
Dividend per share	$ 0
Expiration date	Dec. 31, 2016

[1]	As a newly formed entity it is not practicable for it to estimate the expected volatility of its share price. The Company selected two comparable public companies listed on OTC Markets Group Inc. QB tier engaged in similar activities to calculate the expected volatility. The Company calculated the comparable companies' historical volatility over the expected life and averaged them as its expected volatility.